POWERSHARES EXCHANGE-TRADED FUND TRUST II (THE "TRUST")

SUPPLEMENT DATED MAY 25, 2010 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective August 2, 2010, the name of the PowerShares High Yield Corporate Bond Portfolio will be changed to the PowerShares Fundamental High Yield Corporate Bond Portfolio (the "Fund") and all references to the PowerShares High Yield Corporate Bond Portfolio will be deleted and replaced with the PowerShares Fundamental High Yield Corporate Bond Portfolio. In addition, the Underlying Index for the Fund will be changed from the Wells Fargo® High Yield Bond Index to the RAFI High Yield Bond Index and all references to the Wells Fargo® High Yield Bond Index will be deleted and replaced with the RAFI High Yield Bond Index.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-3-1 5/25/10